Earnings Per Share:	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

16. Earnings Per Share:

The following is a reconciliation of the numerators and denominators of the basic and diluted earnings per share computations:

	Year ended December 31,
(In thousands, except per share amounts)	2009	2010	2011

Numerator:

Net income (loss)	$(11,439)	$(8,975)	$(8,774)

Denominator:
Weighted average shares outstanding used for basic earnings (loss) per share	24,225,261	24,411,158	24,668,579
Effect of dilutive securities:
Stock-options and warrants	-	-	-
Weighted average shares outstanding and dilutive securities used for diluted earnings (loss) per share	24,225,261	24,411,158	24,668,579

Basic earnings (loss) per share	$(0.47)	$(0.37)	$(0.36)
Diluted earnings (loss) per share	$(0.47)	$(0.37)	$(0.36)

For the years ended December 31, 2009, 2010 and 2011, the effects of dilutive securities were excluded from the calculation of earnings per share as a net loss was reported in these periods.

Options to purchase 3,266,000 shares of common stock at an average of €11.60 per share were outstanding during 2011, but were not included in the computation of diluted EPS because the exercise price was greater than the average market price of common shares. The options, which expire in December 2020, were still outstanding at the end of year 2011.